Share-Based Compensation - Estimate Fair Value of Stock Option Awards with Weighted-Average Assumptions (Detail) - Stock Option Awards - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award
Expected dividends	2.20%	2.10%	2.60%
Expected volatility	35.60%	35.80%	34.80%
Risk-free interest rate	2.00%	2.30%	1.70%
Expected term (in years)	7 years 6 months	7 years 6 months	8 years 7 months 6 days
Weighted-average grant-date fair value	$ 19.57	$ 21.26	$ 15.37